FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 57,936	$ 8,791
Restricted cash	60	58
Total assets	57,996	8,849
Liabilities to issue warrant		448
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	57,936	8,791
Restricted cash	60	58
Total assets	57,996	8,849
Liabilities to issue warrant		0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Total assets	0	0
Liabilities to issue warrant		0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Total assets	$ 0	0
Liabilities to issue warrant		$ 448